Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital [member]	Share capital [member] Integra Gold Corp [member]	Treasury stock [member]	Contributed surplus [member]	Accumulated other comprehensive loss [member]	Deficit [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Balance beginning of year at Dec. 31, 2016		$ 2,819,101		$ (7,794)	$ 2,606,567	$ (7,172)	$ (1,928,024)		$ 88,786
Changes in equity [abstract]
Shares issued upon exercise of share options, for cash	$ 586	586
Transfer of contributed surplus on exercise of options		176
Shares issued on acquisition of Integra Gold Corp.			$ 188,061
Purchase of treasury stock				(5,301)
Share based payments					12,241
Shares redeemed upon exercise of restricted share units				2,039	(2,039)
Transfer to share capital on exercise of options					(176)
Other comprehensive loss for the year	(14,178)					(14,178)
Dividends paid							(10,610)
Loss attributable to shareholders of the Company	(9,935)						(9,935)
Loss attributable to non-controlling interests	(11,453)								(11,453)
Contributions from non-controlling interests									2,607
Balance end of year at Dec. 31, 2017	3,723,482	3,007,924		(11,056)	2,616,593	(21,350)	(1,948,569)	$ 3,643,542	79,940
Changes in equity [abstract]
Shares issued upon exercise of share options, for cash		0
Transfer of contributed surplus on exercise of options		0
Shares issued on acquisition of Integra Gold Corp.			$ 0
Purchase of treasury stock				(2,108)
Share based payments					7,266
Shares redeemed upon exercise of restricted share units				3,060	(3,060)
Transfer to share capital on exercise of options					0
Other comprehensive loss for the year	(3,144)					(3,144)
Dividends paid							0
Loss attributable to shareholders of the Company	(361,884)						(361,884)
Loss attributable to non-controlling interests	(17,747)								(17,747)
Contributions from non-controlling interests									1,221
Balance end of year at Dec. 31, 2018	$ 3,347,086	$ 3,007,924		$ (10,104)	$ 2,620,799	$ (24,494)	$ (2,310,453)	$ 3,283,672	$ 63,414